ACCOUNTS PAYABLE AND OTHER - Other Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	$ 1,403	$ 1,164
Additional provisions recognized	561	903
Reduction arising from payments/derecognition	(938)	(607)
Accretion expenses	15	5
Change in discount rate		10
Change in other estimates	(3)	(5)
Dispositions/transfers to held for sale	(303)	(5)
Foreign currency translation	40	(62)
Other provisions at end of period	775	1,403
Decommissioning liability
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	158	170
Additional provisions recognized	50	0
Reduction arising from payments/derecognition	(4)	(11)
Accretion expenses	10	5
Change in discount rate		10
Change in other estimates	(5)	(4)
Dispositions/transfers to held for sale	0	(4)
Foreign currency translation	7	(8)
Other provisions at end of period	216	158
Warranties and provisions for defects
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	185	209
Additional provisions recognized	341	311
Reduction arising from payments/derecognition	(326)	(326)
Accretion expenses	0	0
Change in discount rate		0
Change in other estimates	2	(1)
Dispositions/transfers to held for sale	(1)	0
Foreign currency translation	10	(8)
Other provisions at end of period	211	185
Legal and other
Reconciliation of changes in other provisions [abstract]
Other provisions at beginning of period	1,060	785
Additional provisions recognized	170	592
Reduction arising from payments/derecognition	(608)	(270)
Accretion expenses	5	0
Change in discount rate		0
Change in other estimates	0	0
Dispositions/transfers to held for sale	(302)	(1)
Foreign currency translation	23	(46)
Other provisions at end of period	$ 348	$ 1,060